FORUM FUNDS

                            POLARIS GLOBAL VALUE FUND

                        Supplement Dated July 1, 1998 to
                          Prospectus Dated May 5, 1998


The following sentence replaces the last sentence under "Redemption of Shares - Bank Wire Redemption" on page 14 of the prospectus:

Redemption proceeds are transmitted by wire the day after FSS receives the redemption request in proper form.